Note 11 - Long-term Debt (Details) - Principal Payments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Principal Payments [Abstract]
2016	$ 75,546,625
2017	49,251,665
2018	58,462,415
2019	29,887,415
2020	105,420,661
Thereafter	106,091,485
Total	$ 424,660,265	$ 325,503,853